OTHER LONG TERM LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
OTHER LONG TERM LIABILITIES
Contingent consideration (see Note 5)	$ 687
Long term bank loan			$ 326
Total	$ 687	$ 1,837	$ 326
Loan term (in years)	5 years
Annual interest rate (in percent)	1.75%